Fees Summary	Aug. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 112,000.00
Previously Paid Amount	0.00
Total Fee Amount	17.15
Total Offset Amount	0.00
Net Fee	17.15
Narrative - Max Aggregate Offering Price	$ 112,000.00
Final Prospectus	true